Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Components of Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of components of accrued expenses and other current liabilities
	As of June 30, 2022	As of December 31, 2021

VAT payable	154,780	215,269
Accrued payroll and welfare	111,752	29,777
Rental fee payable	64,764	-
Interest payable	60,589	-
Accrued expenses	98,560	47,796
Others	22,209	38,060
Total	$512,654	$330,902